RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.    RELATED PARTY TRANSACTIONS:

In addition to transactions and balances related share-based compensation to officers and directors, the Company incurred expenses of $6,934 and $30,691, for the years ended December 31, 2020 and 2019, respectively, due to reimbursement of expenses for members of the Board of Directors. These expenses are recorded in selling, general & administrative in the consolidated statements of operations. As of December 31, 2020 and 2019, there was $0 and $1,324, respectively, payable to members of the Board of Directors that are recorded in accounts payable and accrued expenses on the consolidated balance sheets.

During the year ended December 31, 2019, the Company obtained research services from a vendor who is also an owner of the Company. These services resulting in expenses of $229,010. The amount charged was charged at arm’s length transaction and deemed to be fair value for the services. There were no amounts payable as of December 31, 2019 for these services. The Company did not obtain any of these services during the year ended December 31, 2020.